Derivative financial instruments - Summary of derivatives financial instruments by index (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	R$ 385,135,262	R$ 520,217,621	R$ 88,689,738
Derivative financial liabilities, notional amount	446,351,074	492,067,822	86,580,121
Derivative financial assets	8,514,793	4,085,004	1,692,031
Derivative financial liabilities	(7,526,075)	(3,229,236)	(991,399)
Derivative financial assets liabilities, net		855,768	700,632
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	3,864,467	3,955,473	3,454,728
Derivative financial liabilities, notional amount	2,915,357	3,420,857	3,981,304
Derivative financial assets	789,707	1,133,768	244,262
Derivative financial liabilities	(425,108)	(485,164)	(247,732)
Swap contract [member] | Interest [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		3,955,473	3,454,728
Derivative financial liabilities, notional amount		3,420,857	3,981,304
Derivative financial assets		1,133,768	244,262
Derivative financial liabilities		(485,164)	(247,732)
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	707,973	1,857,542	809,202
Derivative financial liabilities, notional amount	4,223,982	164,209	19,142
Derivative financial assets	567,259	187,392	573,963
Derivative financial liabilities	(631,912)	(2,480)	(17,170)
Forward contract [member] | Interest [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		146,893	227,043
Derivative financial assets		146,893	227,043
Forward contract [member] | Foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		1,710,648	239,478
Derivative financial liabilities, notional amount		162,551	2,234
Derivative financial assets		40,499	4,239
Derivative financial liabilities		(822)	(262)
Forward contract [member] | Shares [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount			342,681
Derivative financial liabilities, notional amount		1,658	16,908
Derivative financial assets			342,681
Derivative financial liabilities		(1,658)	(16,908)
Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	6,201	15,920,584	5,679,425
Derivative financial assets	1,216	21,809	6,599
Futures contract [member] | Interest [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		15,919,619
Derivative financial assets		21,480
Futures contract [member] | Foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		965	5,679,425
Derivative financial assets		329	6,599
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	380,556,621	498,484,022	78,746,383
Derivative financial liabilities, notional amount	439,211,735	488,482,756	82,579,675
Derivative financial assets	7,156,611	2,742,035	867,207
Derivative financial liabilities	R$ (6,469,055)	(2,741,592)	(726,497)
Option contract [member] | Interest [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		496,676,302	71,511,480
Derivative financial liabilities, notional amount		485,933,296	77,274,645
Derivative financial assets		2,449,218	384,424
Derivative financial liabilities		(2,417,689)	(380,440)
Option contract [member] | Foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		37,500	1,734,063
Derivative financial liabilities, notional amount		37,500	2,059,104
Derivative financial assets		82,369	115,570
Derivative financial liabilities		(94,612)	(171,918)
Option contract [member] | Shares [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		1,770,220	5,500,627
Derivative financial liabilities, notional amount		2,511,960	3,245,796
Derivative financial assets		210,448	365,631
Derivative financial liabilities		R$ (229,291)	(172,748)
Option contract [member] | Commodities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount			213
Derivative financial liabilities, notional amount			130
Derivative financial assets			1,582
Derivative financial liabilities			R$ (1,391)